Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fifth Wall Acquisition Corp. III [Member]
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheets date and up to the date unaudited condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any other subsequent events, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
On July 11, 2023, in connection with the transactions contemplated by the Merger Agreement, the Company filed a final joint proxy statement/prospectus (the “Joint Proxy Statement/Prospectus”) with the SEC. The Joint Proxy Statement/Prospectus was sent to the shareholders of the Company and the stockholders of MIC, in each case seeking required approvals with respect to the transactions.
On August 4, 2023, the Company issued a press release and filed a corresponding Current Report on Form 8-K with the SEC announcing its intent to delist from the Nasdaq Capital Market in connection with the consummation of the transactions contemplated by the Merger Agreement, and in connection therewith, have the resulting post-closing company’s common stock listed on the NYSE American.
On August 10, 2023, at an extraordinary general meeting of the shareholders of the Company, the shareholders voted to approve, among other things, the transactions contemplated by the Merger Agreement. For more information regarding the results of the extraordinary general meeting, see the Company’s Current Report on Form
8-K
filed with the SEC on August 10, 2023.

NOTE 10.  SUBSEQUENT EVENTS
On February 24, 2023, Deutsche Bank Securities Inc., an underwriter to the Company’s IPO, waived its entitlement to its portion of its deferred underwriting fee payable upon consummation of an initial business combination pursuant to the underwriting agreement.
On March 23, 2023, the Company, Merger Sub and MIC entered into the First Amendment to the Agreement and Plan of Merger (the “First Amendment”) to, among other things, clarify the intended tax treatment of the Merger, expand the size of the post-closing board of directors, and revise certain pre-closing reorganizational steps of MIC affiliates.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date and up to the date consolidated financial statements were issued. Based upon this review, other than as disclosed above, the Company did not identify any other subsequent events, that would have required adjustment or disclosure in the consolidated financial statements.